Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 43.1%	Principal Amount	Value
Aerospace & defense - 1.2%
BAE Systems PLC, 144A, 3.40%, 04/15/30	$3,980,000	$4,486,646
The Boeing Co.,
2.95%, 02/01/30	650,000	623,692
3.60%, 05/01/34	3,320,000	3,208,044
5.15%, 05/01/30	3,650,000	3,997,369
Agriculture - 1.2%
BAT Capital Corp., 4.91%, 04/02/30	10,025,000	12,101,257
Air freight & logistics - 0.9%
FedEx Corp., 3.80%, 05/15/25	6,370,000	7,199,179
United Parcel Service, Inc., 5.20%, 04/01/40	1,125,000	1,639,866
Airlines - 3.6%
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	7,415,000	7,681,714
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	641,153	556,204
Series 2013-1, Class A, 4.00%, 01/15/27	76,264	63,020
Series 2013-2, Class A, 4.95%, 07/15/24	900,744	730,780
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	670,012	656,885
Series 2020-1, Class AA, 2.00%, 12/10/29	9,550,000	9,134,074
JetBlue, Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	5,502,086	5,173,668
Southwest Airlines Co.,
5.13%, 06/15/27	5,860,000	6,148,419
5.25%, 05/04/25	3,200,000	3,427,158
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	634,923	538,023
Series 2012-1, Class A, 5.90%, 04/01/26	1,543,714	1,437,235
Auto manufacturers - 4.9%
American Honda Finance Corp., 0.88%, 07/07/23	6,540,000	6,603,463
BMW US Capital LLC, 144A, 4.15%, 04/09/30	3,120,000	3,716,548
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	6,340,000	6,453,546
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,571,061
General Motors Financial Co., Inc.,
2.75%, 06/20/25	5,340,000	5,506,943
4.20%, 11/06/21	2,900,000	2,999,482
5.10%, 01/17/24	3,275,000	3,593,701
Hyundai Capital America, 144A, 6.38%, 04/08/30	8,800,000	11,108,516
Volkswagen Group of America Finance LLC,
144A, 2.70%, 09/26/22	2,145,000	2,229,226
144A, 3.75%, 05/13/30	3,760,000	4,283,427
Banks - 9.3%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	10,455,000	11,108,077
3.50%, 04/19/26	3,060,000	3,470,013
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,580,779
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,835,000	9,442,976
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	4,740,720
(Fixed until 03/26/40, then SOFR + 4.55%), 5.32%, 03/26/41	6,385,000	9,209,954
Fifth Third Bancorp, 2.55%, 05/05/27	2,475,000	2,691,147
HSBC Holdings PLC, 4.95%, 03/31/30	6,640,000	8,126,597
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	1,040,000	1,134,485
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	11,835,000	14,675,439
Truist Financial Corp., 2.20%, 03/16/23	5,070,000	5,296,552
Wells Fargo & Co., (Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	14,800,000	18,171,777

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/40	5,245,000	6,313,895
Capital markets - 2.8%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	3,385,000	3,688,253
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	4,905,000	5,735,806
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	9,000,000	9,655,763
3.50%, 04/01/25	4,525,000	5,013,067
UBS Group AG, 144A, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 1.36%, 01/30/27	4,285,000	4,323,577
Chemicals - 0.1%
DuPont de Nemours, Inc., 2.17%, 05/01/23	1,240,000	1,264,872
Consumer finance - 0.8%
Ally Financial, Inc., 3.05%, 06/05/23	7,790,000	8,056,790
Containers & packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	4,478,986
Diversfied financial services - 1.2%
GE Capital International Funding Co., 4.42%, 11/15/35	11,915,000	12,315,228
Diversified telecommunication services - 1.0%
AT&T, Inc.,
2.75%, 06/01/31	5,485,000	5,871,260
3.80%, 03/01/24	1,445,000	1,598,948
4.25%, 03/01/27	2,170,000	2,540,581
Electric - 0.7%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	1,120,000	1,311,673
Exelon Generation Co. LLC, 3.25%, 06/01/25	2,635,000	2,908,584
San Diego Gas & Electric Co., 3.32%, 04/15/50	2,360,000	2,818,502
Electric utilities - 2.1%
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	8,845,000	9,759,832
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,175,000	8,205,440
Wisconsin Power & Light Co., 3.65%, 04/01/50	2,765,000	3,483,718
Equity real estate investment trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	3,180,000	4,065,641
Ventas Realty LP, 4.75%, 11/15/30	6,970,000	8,080,029
Food & staples retailing - 0.7%
Sysco Corp., 5.95%, 04/01/30	5,645,000	7,162,980
Hotels, restaurants & leisure - 0.6%
Carnival Corp., 144A, 11.50%, 04/01/23	5,250,000	5,712,893
Industrial conglomerates - 0.8%
General Electric Co.,
3.63%, 05/01/30	3,405,000	3,446,130
4.25%, 05/01/40	4,325,000	4,428,251
Insurance - 0.8%
American International Group, Inc., 4.25%, 03/15/29	4,450,000	5,256,473
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	2,800,000	2,831,849
Media - 0.6%
ViacomCBS, Inc., 4.95%, 01/15/31	4,845,000	5,851,777
Multi-utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/30	2,135,000	2,468,073
Oil & gas - 0.7%
BP Capital Markets America, Inc., 3.63%, 04/06/30	6,250,000	7,250,871

Oil, gas & consumable fuels - 5.1%
Energy Transfer Operating LP,
3.75%, 05/15/30	580,000	573,515
4.05%, 03/15/25	2,205,000	2,323,116
Equinor ASA,
2.38%, 05/22/30	4,395,000	4,721,464
3.13%, 04/06/30	9,435,000	10,741,788
Exxon Mobil Corp., 3.48%, 03/19/30	5,095,000	5,981,404
Hess Corp., 4.30%, 04/01/27	6,815,000	7,177,766
Marathon Petroleum Corp., 3.80%, 04/01/28	1,725,000	1,898,543
Suncor Energy, Inc., 3.10%, 05/15/25	1,770,000	1,926,281
TransCanada PipeLines Ltd., 4.10%, 04/15/30	13,505,000	15,950,367
Tobacco - 0.7%
Altria Group, Inc., 3.40%, 05/06/30	1,405,000	1,568,772
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	5,101,195
Transportation - 0.7%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	16,678	16,811
Series 2005-4, 4.97%, 04/01/23	210,485	220,787
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	6,510,000	6,575,100
Total corporate bonds (cost $389,566,976)		431,194,313

MORTGAGE AND ASSET-BACKED SECURITIES - 40.2%
Asset-backed securities - 0.9%
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	1,226,905	1,226,644
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	2,190,053	2,193,456
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	2,055,212	2,056,839
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	2,633,387	2,631,249
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	289,846	120,211
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	444,689	443,319
Commercial mortgage-backed securities - 2.7%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	6,176,691
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	2,495,280	2,592,003
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	2,790,000	3,049,744
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	2,006,705
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	3,827,500	3,888,697
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,351,551	1,398,654
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,625,316
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	3,938,487	4,151,408
Federal agency mortgage-backed obligations - 36.6%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	635,490	635,353
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,824,225
Series 1671, Class AM, 2.10%, 12/01/27	1,564,018	1,640,593
Series 2793, Class AL, VR, 4.58%, 01/01/21	2,782,571	2,782,377
Series 387770, 3.63%, 07/01/28	2,495,000	2,831,505
Series 4018, Class MA, 2.00%, 05/01/50	14,927,584	15,452,160
Series 4047, Class MA, 2.00%, 06/01/50	4,868,931	5,055,155
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,219,755
TBA, 1.50%, 10/15/35	29,230,000	29,870,548
TBA, 2.00%, 10/15/35	95,950,000	99,488,156
TBA, 2.00%, 10/15/50	79,525,000	82,077,069
TBA, 2.50%, 10/15/50	92,920,000	97,292,104

Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	2,196,877	2,233,233
Series 2016-M6, Class AB2, 2.40%, 05/25/26	2,749,688	2,904,192
Series 2016-M7, Class AV2, 2.16%, 10/25/23	8,997,954	9,297,878
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	942	947
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,646,189	7,052,594
Series 2583, Class AB, 2.14%, 08/15/23	1,001,441	1,011,742
Total mortgage and asset-backed securities (cost $397,793,296)		402,230,522

FOREIGN GOVERNMENT BONDS - 0.5%
Israel Government International Bond, 2.75%, 07/03/30	4,810,000	5,315,050
Total foreign government bonds (cost $4,810,000)		5,315,050

U.S. TREASURIES - 1.0%
U.S. Treasury Bonds, 1.25%, 05/15/50	9,375,000	9,487,060
U.S. Treasury Notes, 0.63%, 05/15/30	255,000	257,062
Total U.S. Treasuries (cost $8,946,875)		9,744,122

SHORT-TERM INVESTMENTS - 25.9%
U.S. Treasury Bills,
ZCI, 0.11%, 10/06/20	153,175,000	153,151,854
ZCI, 0.13%, 09/17/20	106,325,000	106,313,204
Total short-term investments (cost $259,451,031)		259,465,058
Total investment portfolio (cost $1,060,568,178) - 110.7%		1,107,949,066
Liabilities in excess of other assets - (10.7)%		(107,067,000)
Total net assets - 100.0%		$1,000,882,066

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments, credit default swap contracts, and forward contracts are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2020

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 34	Baa2/BBB	Sell	Receive	1%/Quarterly	6/20/2025	$217,460,000	$3,187,103	$2,599,669	$587,434
Intercontinental Exchange	CDX North American High Yield Index Series 34	B2/B	Sell	Receive	5%/Quarterly	6/20/2025	22,870,200	700,354	(75,891)	776,245
Total swap contracts							$240,330,200	$3,887,457	$2,523,778	$1,363,679

There is $176,668 of variation margin due from the broker to the Fund as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2020
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Mexican Peso	410,850,000	U.S. Dollar	18,176,419	9/17/2020	J.P. Morgan	$167,802
Total forward contracts						$167,802